Income Tax Expense (Details) - Schedule of tax recognised in profit or loss (Parentheticals)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Schedule Of Tax Recognised In Profit Or Loss Abstract
Tax rates applicable to profits in PRC	25.00%	25.00%	25.00%